Document and Entity Information	0 Months Ended
Jul. 01, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 01, 2014
Registrant Name	MFS SERIES TRUST IV
Central Index Key	0000063068
Amendment Flag	false
Document Creation Date	Jul. 01, 2014
Document Effective Date	Jul. 01, 2014
Prospectus Date	Dec. 29, 2013
MFS Money Market Fund | MFS Money Market Fund
Risk/Return:
Trading Symbol	MCMXX